T. ROWE PRICE Growth Stock Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.7%
COMMUNICATION SERVICES 15.6%
Entertainment 1.9%
Netflix (1) 1,422,682 537,205
Spotify Technology (1) 2,061,401 318,775
855,980
Interactive Media & Services 12.3%
Alphabet, Class A (1) 21,304,143 2,787,860
Alphabet, Class C (1) 5,119,277 674,977
Match Group (1) 3,905,356 152,992
Meta Platforms, Class A (1) 5,440,430 1,633,271
Pinterest, Class A (1) 9,583,707 259,048
5,508,148
Media 0.4%
Trade Desk, Class A (1) 2,397,834 187,391
187,391
Wireless Telecommunication Services 1.0%
T-Mobile U.S. (1) 3,061,518 428,766
428,766
Total Communication Services 6,980,285
CONSUMER DISCRETIONARY 13.9%
Automobiles 3.4%
Ferrari (2) 947,242 279,948
Rivian Automotive, Class A (1)(2) 25,738,844 624,939
Tesla (1) 2,515,152 629,341
1,534,228
Broadline Retail 7.9%
Amazon.com (1) 26,023,910 3,308,159
Coupang, Class A (1) 14,180,810 241,074
3,549,233
Diversified Consumer Services 0.1%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $44,697
(INR) (1)(3)(4) 28,035 27,297
27,297
Hotels, Restaurants & Leisure 1.5%
Booking Holdings (1) 55,105 169,941
Chipotle Mexican Grill (1) 173,440 317,713
Las Vegas Sands  4,344,446 199,149
686,803

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail 0.8%
Floor & Decor Holdings, Class A (1)(2) 1,113,555 100,777
Ross Stores  2,415,573 272,839
373,616
Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica (1) 273,233 105,361
105,361
Total Consumer Discretionary 6,276,538
CONSUMER STAPLES 1.6%
Beverages 0.7%
Constellation Brands, Class A  1,302,091 327,255
327,255
Consumer Staples Distribution & Retail 0.2%
Maplebear (1)(2) 595,910 17,693
Maplebear, Acquisition Date: 7/2/20 - 2/26/21, Cost $86,121 (1)(4) 1,574,100 46,735
64,428
Household Products 0.4%
Procter & Gamble  1,290,453 188,225
188,225
Personal Care Products 0.3%
Estee Lauder, Class A  1,023,335 147,923
147,923
Total Consumer Staples 727,831
ENERGY 0.8%
Energy Equipment & Services 0.8%
Schlumberger  6,125,801 357,134
Total Energy 357,134
FINANCIALS 8.1%
Capital Markets 0.4%
Charles Schwab  2,884,887 158,380
158,380
Financial Services 6.7%
ANT Group, Acquisition Date: 8/14/23, Cost $63,838 (1)(3)(4) 63,838,454 62,511
Fiserv (1) 5,337,577 602,933
Mastercard, Class A  2,672,379 1,058,021
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)(3)(4) 1,489,660 32,638
Visa, Class A (2) 5,391,134 1,240,015
2,996,118

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Insurance 1.0%
Chubb  2,083,315 433,705
433,705
Total Financials 3,588,203
HEALTH CARE 12.5%
Biotechnology 1.5%
Argenx, ADR (1) 575,457 282,912
Legend Biotech, ADR (1) 1,699,841 114,178
Vertex Pharmaceuticals (1) 814,128 283,105
680,195
Health Care Equipment & Supplies 1.4%
Intuitive Surgical (1) 1,765,044 515,905
Stryker  440,142 120,277
636,182
Health Care Providers & Services 5.0%
Cigna Group  1,502,344 429,775
Humana  926,564 450,792
McKesson  377,169 164,012
UnitedHealth Group  2,373,226 1,196,557
2,241,136
Life Sciences Tools & Services 1.4%
Avantor (1) 7,115,907 150,003
Danaher  856,274 212,442
Thermo Fisher Scientific  531,247 268,901
631,346
Pharmaceuticals 3.2%
Eli Lilly  2,323,985 1,248,282
Zoetis  999,662 173,921
1,422,203
Total Health Care 5,611,062
INDUSTRIALS & BUSINESS SERVICES 3.0%
Aerospace & Defense 0.5%
Airbus (EUR)  1,574,503 210,745
210,745
Commercial Services & Supplies 0.3%
Cintas  246,883 118,753
118,753
Ground Transportation 0.4%
Old Dominion Freight Line  450,269 184,223
184,223

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 1.1%
Roper Technologies  992,119 480,463
480,463
Professional Services 0.7%
Ceridian HCM Holding (1)(2) 1,677,285 113,804
TransUnion  2,706,009 194,264
308,068
Total Industrials & Business Services 1,302,252
INFORMATION TECHNOLOGY 39.5%
Communications Equipment 0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,867 (1)(3)(4) 219,911 4,223
4,223
Electronic Equipment, Instruments & Components 1.2%
Teledyne Technologies (1) 1,268,355 518,225
518,225
IT Services 1.4%
Accenture, Class A  1,075,264 330,224
MongoDB (1) 235,988 81,619
Shopify, Class A (1) 3,939,207 214,963
626,806
Semiconductors & Semiconductor Equipment 8.5%
Advanced Micro Devices (1) 2,432,204 250,079
ASML Holding  843,947 496,798
Lam Research  406,913 255,041
Marvell Technology  2,465,321 133,448
NVIDIA  6,165,270 2,681,831
3,817,197
Software 19.0%
Adobe (1) 735,418 374,990
Atlassian, Class A (1) 493,812 99,508
Aurora Innovation (1)(2) 18,526,260 43,537
Canva, Acquisition Date: 12/17/21 - 12/22/21, Cost $60,709 (1)
(3)(4) 35,624 37,999
Celonis, Acquisition Date: 6/17/21, Cost $30,297 (1)(3)(4) 81,931 18,277
Dynatrace (1) 5,311,041 248,185
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $163,800 (1)(3)(4) 252,548 174,422
Intuit  1,547,518 790,689
Klaviyo, Class A (1)(2) 571,022 19,700
Microsoft  17,749,201 5,604,310
Salesforce (1) 2,299,647 466,323

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
ServiceNow (1) 1,136,225 635,104
8,513,044
Technology Hardware, Storage & Peripherals 9.4%
Apple  24,393,565 4,176,422
4,176,422
Total Information Technology 17,655,917
MATERIALS 0.7%
Chemicals 0.7%
Linde  769,330 286,460
Total Materials 286,460
Total Miscellaneous Common Stocks  0.0% (5) 4,158
Total Common Stocks (Cost $19,347,386) 42,789,840
CONVERTIBLE PREFERRED STOCKS 2.7%
COMMUNICATION SERVICES 1.2%
Interactive Media & Services 1.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $107,809 (1)
(3)(4) 2,187,317 552,341
Total Communication Services 552,341
CONSUMER DISCRETIONARY 0.1%
Diversified Consumer Services 0.1%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,207 (INR) (1)(3)(4) 38,994 37,968
Total Consumer Discretionary 37,968
INFORMATION TECHNOLOGY 1.0%
Software 1.0%
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,399 (1)(3)(4) 1,408 1,502
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995 (1)(3)(4) 584 623
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99 (1)(3)(4) 58 62
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $90,023 (1)(3)(4) 243,443 54,307
Databricks, Series I, Acquisition Date: 9/14/23, Cost $113,591 (1)
(3)(4) 1,545,458 113,591
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $77,826 (1)
(3)(4) 415,548 27,264
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(3)(4) 4,605,200 83,446
GM Cruise Holdings, Class G, Acquisition Date: 1/21/21,
Cost $69,011 (1)(3)(4) 2,619,004 47,456
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(3)(4)(6) 6,914,757 42,871

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950 (1)(3)
(4)(6) 1,628,640 10,098
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(3)(4)(6) 1,337,376 48,159
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)(3)
(4) 640,558 28,960
Total Information Technology 458,339
MATERIALS 0.4%
Chemicals 0.4%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(3)(4)(6) 1,538,629 73,448
Redwood Materials, Series C, Acquisition Date: 6/17/22 - 6/2/23,
Cost $50,290 (1)(3)(4)(6) 1,065,590 50,867
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)(3)
(4)(6) 1,320,595 26,781
Total Materials 151,096
Total Convertible Preferred Stocks (Cost $1,107,861) 1,199,744
PREFERRED STOCKS 0.8%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Dr. Ing. h.c. F. Porsche (EUR)  1,592,207 149,392
Total Consumer Discretionary 149,392
HEALTH CARE 0.5%
Life Sciences Tools & Services 0.5%
Sartorius (EUR)  677,669 229,522
Total Health Care 229,522
Total Preferred Stocks (Cost $375,021) 378,914
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 404,747,502 404,748
Total Short-Term Investments (Cost $404,748) 404,748

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 234,052,055 234,052
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 234,052
Total Securities Lending Collateral (Cost $234,052) 234,052
Total Investments in Securities 100.6%
(Cost $21,469,068) $ 45,007,298
Other Assets Less Liabilities (0.6)% (277,778)
Net Assets 100.0% $ 44,729,520
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,603,846 and represents 3.6% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Affiliated Companies
(7) Seven-day yield
ADR American Depositary Receipts
EUR Euro
INR Indian Rupee

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Nuro, Series C  $ — $ (53,106) $ —
Nuro, Series D  — (12,507) —
Rappi, Series E  — — —
Redwood Materials, Series C  — (46,565) —
Redwood Materials, Series C  — 577 —
Sila Nano, Series F  — (14,382) —
T. Rowe Price Government Reserve Fund, 5.40% — — 7,573++
Totals $ —# $ (125,983) $ 7,573+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
Nuro, Series C  $ * $ — $ — $ 42,871
Nuro, Series D  * — — 10,098
Rappi, Series E  * — — 48,159
Redwood Materials, Series C  * — — 73,448
Redwood Materials, Series C  — 50,290 — 50,867
Sila Nano, Series F  * — — 26,781
T. Rowe Price Government
Reserve Fund, 5.40% 1,838,522  ¤  ¤ 638,800
Total $ 891,024^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7,573 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,020,653.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Growth Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Growth Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Growth Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 42,174,993 $ 257,480 $ 357,367 $ 42,789,840
Convertible Preferred Stocks — — 1,199,744 1,199,744
Preferred Stocks — 378,914 — 378,914
Short-Term Investments 404,748 — — 404,748
Securities Lending Collateral 234,052 — — 234,052
Total $ 42,813,793 $ 636,394 $ 1,557,111 $ 45,007,298

T. ROWE PRICE Growth Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2023, totaled $(73,653,000) for the period ended September 30, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 440,970 $ (25,922) $ 63,838 $ (121,519) $ 357,367
Convertible Bonds 3,270 — — (3,270) —
Convertible Preferred Stocks 1,143,324 (43,000) 163,881 (64,461) 1,199,744
Total $ 1,587,564 $ (68,922) $ 227,719 $ (189,250) $ 1,557,111

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 357,367 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Relative value —# —# —#
Enterprise
value to sales
multiple
6.0x 6.0x Increase
Sales growth
rate
23% 23% Increase
Projected
enterprise
value to sales
multiple
11.7x
– 14.8x
13.3x Increase
Enterprise
value to gross
profit multiple
9.5x 9.5x Increase
Gross profit
growth rate
19%
- 24%
21% Increase
Projected
enterprise
value to gross
profit multiple
12.2x
- 18.9x
14.9x Increase
Discount
to public
company
multiples
4% - 7% 6% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 1,199,744 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.4x
– 6.5x
3.9x Increase
Sales growth
rate
18%
– 43%
25% Increase
Enterprise
value to gross
profit multiple
6.1x
– 9.5x
8.5x Increase
Gross profit
growth rate
24%
– 41%
30% Increase
Projected
enterprise
value to sales
multiple
2.2x
- 14.8x
3.5x Increase
Projected
enterprise
value to gross
profit multiple
14.9x
- 18.9x
16.9x Increase
Enterprise
value to gross
merchandise
value multiple
0.5x 0.5x Increase
Gross
merchandise
value growth
rate
28% 28% Increase
Projected
enterprise
value to EBIT
multiple
12.7x
- 18.2x
15.5x Increase
EBIT growth
rate
22% 22% Increase

T. ROWE PRICE Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium
to public
company
multiples
2% - 13% 7% Increase
Discount
to public
company
multiples
29%
- 35%
32% Decrease
Discount rate
for cost of
capital
25% 25% Decrease
Discount for
uncertainty
70%
- 100%
83% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Growth Stock Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F40-054Q3 09/23